Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent Events	13. Subsequent Events Management of the Company has evaluated subsequent events through August 15, 2022, the date these interim condensed consolidated financial statements were issued.	14. Subsequent Events Management of the Company has evaluated subsequent events through March 10, 2022, the date these consolidated financial statements were issued.